UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

AMENDMENT NO. 1

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION
13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from May 1, 2023 to May 31, 2023.

Commission File Number of issuing entity:	333-265964

Central Index Key Number of issuing entity:	0001396730

First National Master Note Trust

(Exact name of registrant as specified in its charter)

Commission File Number of depositor:	333-265964-01

Central Index Key Number of depositor:	0001171040

First National Funding LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0000036644

First National Bank of Omaha

(Exact name of sponsor as specified in its charter)

Lori Niemeyer, (402) 341-0500

(Name and telephone number, including area code, of the
person to contact in connection with this filing)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification No.)

1620 Dodge Street Stop Code 3201 Omaha, Nebraska	68197
(Address of principal executive office of the issuing entity)	(Zip Code)

402-341-0500

(Telephone number, including area code)

No change

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class

Series 2023-1 Class A	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒ No ☐

The Form 10-D filed on June 9, 2023 is hereby amended by deleting the table captioned “Net Charge-Off Experience Trust Portfolio” set forth in Part I, Item 1 in its entirety and replacing it with the following table included in this Form 10-D/A.

PART I —DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Net Charge-Off Experience

Trust Portfolio

	Month Ended	Month Ended	Month Ended	Month Ended
	May 31, 2023	April 30, 2023	March 31, 2023	February 28, 2023
Average Receivables Outstanding	$2,222,810,331	$2,223,343,618	$2,224,705,888	$2,256,220,938
Total Gross Charge-Offs	$5,798,080	$5,184,295	$5,680,535	$5,045,751

Gross Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	3.13%	2.80%	3.06%	2.68%

Recoveries	$1,416,885	$1,385,824	$1,553,582	$1,459,365

Net Charge-Offs	$4,381,195	$3,798,471	$4,126,953	$3,586,386

Net Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	2.37%	2.05%	2.23%	1.91%
Accounts Experiencing a Loss	1,626	1,393	1,394	1,410
Accounts Experiencing a Recovery	2,951	2,763	3,035	2,913
Average Net Loss of Accounts with a Loss	$2,694	$2,727	$2,961	$2,544

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 7, 2023

By:	First National Funding Corporation, Managing Member

By	/s/ Lori Niemeyer
Lori Niemeyer
Senior Vice President